Summary Of Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Aug. 01, 2017	Jul. 31, 2017
Summary Of Significant Accounting Policies [Line Items]
Brokerage fee, per month			0.375%	0.417%
Brokerage fee, per annum			4.50%	5.00%
Administrative fee, percentage per annum, of the average net assets	0.25%
Administrative expenses	$ 257,957	$ 281,333
Tax Year 2016 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2016
Tax Year 2017 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2017
Tax Year 2018 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2018
Tax Year 2019 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2019